UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
10/31/14 (Unaudited)

COMMON STOCKS (95.6%)(a)
			Shares	Value

Aerospace and defense (2.7%)

General Dynamics Corp.			49,500	$6,918,120

Honeywell International, Inc.			283,400	27,240,408

L-3 Communications Holdings, Inc.			212,200	25,773,812

Northrop Grumman Corp.			141,200	19,479,952

United Technologies Corp.			331,400	35,459,800

				114,872,092
Airlines (2.0%)

American Airlines Group, Inc.			1,069,600	44,227,960

Delta Air Lines, Inc.			606,010	24,379,782

Spirit Airlines, Inc.(NON)			204,200	14,929,062

				83,536,804
Auto components (0.5%)

Goodyear Tire & Rubber Co. (The)			354,900	8,599,227

Visteon Corp.(NON)			136,200	12,789,180

				21,388,407
Automobiles (1.5%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)(S)			1,891,576	21,677,461

General Motors Co.			665,600	20,899,840

Tesla Motors, Inc.(NON)(S)			71,600	17,305,720

Toyota Motor Corp. (Japan)			103,300	5,975,904

				65,858,925
Banks (1.5%)

Bank of Ireland (Ireland)(NON)			12,708,416	4,984,698

Citigroup, Inc.			109,400	5,856,182

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			5,443,024	11,203,175

Fifth Third Bancorp			858,100	17,153,419

KeyCorp			316,200	4,173,840

Regions Financial Corp.			423,700	4,207,341

Societe Generale SA (France)			242,857	11,691,078

UniCredit SpA (Italy)			582,150	4,202,043

				63,471,776
Biotechnology (7.8%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			919,707	18,568,884

AMAG Pharmaceuticals, Inc.(NON)			324,100	10,698,541

Biogen Idec, Inc.(NON)			132,800	42,639,424

Celgene Corp.(NON)			577,800	61,876,602

Cubist Pharmaceuticals, Inc.(NON)(S)			426,400	30,824,456

Dynavax Technologies Corp.(NON)(S)			6,310,900	10,349,876

Gilead Sciences, Inc.(NON)			1,358,500	152,152,000

Vertex Pharmaceuticals, Inc.(NON)			55,309	6,230,006

				333,339,789
Building products (0.3%)

Assa Abloy AB Class B (Sweden)			128,455	6,803,593

Ply Gen Holdings, Inc.(NON)			402,686	4,570,486

				11,374,079
Capital markets (2.3%)

Carlyle Group LP (The)			420,464	11,672,081

Charles Schwab Corp. (The)			1,288,400	36,938,428

E*Trade Financial Corp.(NON)			617,000	13,759,100

KKR & Co. LP			1,537,400	33,146,344

RCS Capital Corp. Class A			254,100	4,169,781

				99,685,734
Chemicals (2.3%)

CF Industries Holdings, Inc.			33,800	8,788,000

Chemtura Corp.(NON)			454,056	10,574,964

Dow Chemical Co. (The)			131,700	6,505,980

Huntsman Corp.			397,400	9,696,560

Monsanto Co.			402,300	46,280,592

Tronox, Ltd. Class A			684,921	16,561,390

				98,407,486
Commercial services and supplies (0.1%)

Regus PLC (United Kingdom)(S)			1,516,327	4,785,845

				4,785,845
Communications equipment (1.2%)

Alcatel-Lucent ADR (France)(NON)(S)			7,504,300	22,512,900

Qualcomm, Inc.			386,509	30,344,822

				52,857,722
Consumer finance (0.2%)

American Express Co.			97,700	8,788,115

				8,788,115
Diversified consumer services (0.7%)

H&R Block, Inc.			327,100	10,568,601

ITT Educational Services, Inc.(NON)(S)(AFF)			1,995,959	20,179,145

				30,747,746
Diversified financial services (0.3%)

Eurazeo SA (France)			60,267	4,029,184

Interactive Brokers Group, Inc. Class A			338,000	8,727,160

				12,756,344
Diversified telecommunication services (0.2%)

Telecom Italia SpA RSP (Italy)			9,025,102	8,063,893

Zayo Group Holdings, Inc.(NON)			32,705	765,624

				8,829,517
Electrical equipment (0.9%)

Eaton Corp PLC			365,100	24,969,189

Generac Holdings, Inc.(NON)(S)			297,200	13,475,048

				38,444,237
Electronic equipment, instruments, and components (0.5%)

Anixter International, Inc.			254,949	21,714,006

				21,714,006
Energy equipment and services (2.8%)

Aker Solutions ASA 144A (Norway)(NON)			1,158,721	7,507,262

Ezion Holdings, Ltd. (Singapore)			14,909,600	17,524,322

Halliburton Co.			1,116,403	61,558,461

Schlumberger, Ltd.			220,593	21,763,705

Transocean, Ltd. (Switzerland)(S)			434,300	12,955,169

				121,308,919
Food and staples retail (0.2%)

CVS Health Corp.			55,500	4,762,455

Diplomat Pharmacy, Inc.(NON)			115,008	2,472,672

				7,235,127
Gas utilities (0.1%)

Tokyo Gas Co., Ltd. (Japan)			731,000	4,137,724

				4,137,724
Health-care equipment and supplies (1.2%)

Abbott Laboratories			160,900	7,013,631

Baxter International, Inc.			103,100	7,231,434

Medtronic, Inc.			112,600	7,674,816

St. Jude Medical, Inc.			102,700	6,590,259

TransEnterix, Inc.(NON)(S)			1,067,276	4,375,832

Zimmer Holdings, Inc.			165,300	18,387,972

				51,273,944
Health-care providers and services (0.3%)

Cardinal Health, Inc.			81,600	6,403,968

McKesson Corp.			21,000	4,271,610

				10,675,578
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)(S)			595,440	7,448,954

				7,448,954
Hotels, restaurants, and leisure (3.8%)

Burger King Worldwide, Inc.(S)			281,700	9,205,956

Hilton Worldwide Holdings, Inc.(NON)			89,700	2,264,028

Las Vegas Sands Corp.			290,200	18,067,852

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			629,900	17,095,486

Starbucks Corp.			221,500	16,736,540

Thomas Cook Group PLC (United Kingdom)(NON)			34,358,663	68,264,756

Wynn Resorts, Ltd.			162,400	30,857,624

				162,492,242
Household durables (4.0%)

Beazer Homes USA, Inc.(NON)(S)			489,739	8,781,020

Panasonic Corp. (Japan)			2,080,300	24,169,076

PulteGroup, Inc.			4,429,400	85,000,186

Skyworth Digital Holdings, Ltd. (China)			14,380,000	7,880,570

Sony Corp. (Japan)			643,000	11,861,082

Whirlpool Corp.			205,636	35,379,674

				173,071,608
Industrial conglomerates (1.9%)

Siemens AG (Germany)			413,492	46,588,444

Toshiba Corp. (Japan)			7,549,000	32,501,192

				79,089,636
Insurance (2.8%)

American International Group, Inc.			260,300	13,944,271

Assured Guaranty, Ltd.			2,522,539	58,220,200

Genworth Financial, Inc. Class A(NON)			1,015,200	14,202,648

Hartford Financial Services Group, Inc. (The)			789,930	31,265,429

				117,632,548
Internet and catalog retail (2.7%)

Amazon.com, Inc.(NON)			48,900	14,936,994

Bigfoot GmbH (acquired 8/2/13, cost $9,275,858) (Private) (Brazil)(F)(RES)(NON)			422	5,690,086

Ctrip.com International, Ltd. ADR (China)(NON)			215,100	12,540,330

Priceline Group, Inc. (The)(NON)			54,997	66,337,931

Zalando SE (acquired 9/30/13, cost $15,738,412) (Germany)(F)(S)(RES)(NON)			656,370	13,695,127

Zalando SE (Germany)(NON)(S)			93,736	2,173,108

				115,373,576
Internet software and services (10.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			412,943	40,716,180

AOL, Inc.(NON)			40,100	1,745,553

Facebook, Inc. Class A(NON)			1,599,081	119,915,084

Google, Inc. Class A(NON)			420,294	238,672,357

Monster Worldwide, Inc.(NON)			1,524,300	5,883,798

Pandora Media, Inc.(NON)			1,029,400	19,846,832

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)(S)			77,600	5,663,248

Twitter, Inc.(NON)			270,800	11,230,076

Yahoo!, Inc.(NON)			231,300	10,651,365

				454,324,493
IT Services (2.8%)

MasterCard, Inc. Class A			170,300	14,262,625

Unisys Corp.(NON)			343,414	8,805,135

Visa, Inc. Class A			405,400	97,875,722

				120,943,482
Leisure products (0.2%)

Brunswick Corp.			198,325	9,281,610

				9,281,610
Life sciences tools and services (0.8%)

Agilent Technologies, Inc.			310,300	17,153,384

Thermo Fisher Scientific, Inc.			156,400	18,387,948

				35,541,332
Machinery (0.1%)

Pall Corp.			56,200	5,137,804

				5,137,804
Media (4.2%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(S)			572,926	8,392,979

CBS Corp. Class B (non-voting shares)			271,900	14,742,418

Charter Communications, Inc. Class A(NON)			66,800	10,580,452

Comcast Corp. Class A			968,735	53,619,482

DISH Network Corp. Class A(NON)			458,859	29,206,375

Liberty Global PLC Ser. A (United Kingdom)(NON)			271,951	12,365,612

Lions Gate Entertainment Corp.			256,300	8,491,219

Live Nation Entertainment, Inc.(NON)			598,200	15,553,200

Mediaset SpA (Italy)(NON)			2,588,045	8,639,908

Walt Disney Co. (The)			189,200	17,289,096

				178,880,741
Metals and mining (0.6%)

Barrick Gold Corp. (Canada)			517,800	6,146,286

Freeport-McMoRan, Inc. (Indonesia)			163,114	4,648,749

Hi-Crush Partners LP (Units)			38,800	1,673,444

Newmont Mining Corp.			340,500	6,387,780

Steel Dynamics, Inc.			289,500	6,661,395

				25,517,654
Multiline retail (0.2%)

Macy's, Inc.			173,500	10,031,770

				10,031,770
Oil, gas, and consumable fuels (3.5%)

Cobalt International Energy, Inc.(NON)			233,500	2,734,285

CONSOL Energy, Inc.			272,100	10,013,280

EnCana Corp. (Canada)			284,400	5,298,372

EOG Resources, Inc.			475,500	45,196,275

EP Energy Corp. Class A(NON)(S)			1,034,802	15,108,109

Genel Energy PLC (United Kingdom)(NON)			1,189,209	13,364,207

Gulfport Energy Corp.(NON)			218,700	10,974,366

MarkWest Energy Partners LP			140,300	9,828,015

QEP Resources, Inc.			211,400	5,299,798

Scorpio Tankers, Inc.			1,539,800	13,442,454

Whiting Petroleum Corp.(NON)			280,800	17,196,192

				148,455,353
Personal products (1.3%)

Avon Products, Inc.			1,623,611	16,885,554

Coty, Inc. Class A(NON)			2,420,053	40,172,880

				57,058,434
Pharmaceuticals (6.0%)

AbbVie, Inc.			398,800	25,307,848

Actavis PLC(NON)			238,985	58,011,219

Allergan, Inc.			76,200	14,482,572

Endo International PLC(NON)			490,800	32,844,336

Impax Laboratories, Inc.(NON)			176,700	5,118,999

Jazz Pharmaceuticals PLC(NON)			598,701	101,084,677

Medicines Co. (The)(NON)(S)			328,200	8,310,024

Mylan, Inc.(NON)			91,800	4,915,890

Valeant Pharmaceuticals International, Inc.(NON)			47,500	6,319,400

				256,394,965
Real estate investment trusts (REITs) (0.4%)

Hibernia REIT PLC (Ireland)(NON)(R)(FWC)			12,988,789	17,904,593

				17,904,593
Real estate management and development (0.5%)

RE/MAX Holdings, Inc. Class A(S)			690,168	22,085,376

				22,085,376
Road and rail (0.8%)

Genesee & Wyoming, Inc. Class A(NON)			130,986	12,600,853

Union Pacific Corp.			167,200	19,470,440

				32,071,293
Semiconductors and semiconductor equipment (3.3%)

Avago Technologies, Ltd.			48,100	4,148,625

Broadcom Corp. Class A			156,500	6,554,220

Canadian Solar, Inc. (Canada)(NON)(S)			112,900	3,601,510

Lam Research Corp.			272,600	21,224,636

Micron Technology, Inc.(NON)			2,920,054	96,624,587

Skyworks Solutions, Inc.			189,300	11,024,832

				143,178,410
Software (3.6%)

Activision Blizzard, Inc.			569,300	11,357,535

Longtop Financial Technologies, Ltd. ADR (Hong Kong)(F)(NON)			478,830	—

Microsoft Corp.			1,031,400	48,424,230

Oracle Corp.			1,177,389	45,977,040

TiVo, Inc.(NON)			2,294,200	29,939,310

Zynga, Inc. Class A(NON)			6,492,337	16,555,459

				152,253,574
Specialty retail (3.1%)

Gap, Inc. (The)			340,300	12,893,967

Home Depot, Inc. (The)			428,500	41,787,320

Lowe's Cos., Inc.			112,600	6,440,720

Michaels Cos., Inc. (The)(NON)			447,400	8,178,472

Office Depot, Inc.(NON)(S)			11,363,371	59,316,797

Sears Hometown and Outlet Stores, Inc.(NON)(S)			150,031	2,256,466

Tile Shop Holdings, Inc.(NON)(S)			225,293	1,939,773

				132,813,515
Technology hardware, storage, and peripherals (6.4%)

Apple, Inc.			2,007,347	216,793,476

EMC Corp.			346,900	9,966,437

SanDisk Corp.			347,600	32,723,064

Western Digital Corp.			161,480	15,884,788

				275,367,765
Textiles, apparel, and luxury goods (0.3%)

Michael Kors Holdings, Ltd.(NON)			160,300	12,597,977

				12,597,977
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.			642,100	10,819,385

				10,819,385
Tobacco (0.4%)

Japan Tobacco, Inc. (Japan)			523,100	17,538,345

				17,538,345
Wireless telecommunication services (1.2%)

SoftBank Corp. (Japan)			298,900	21,125,903

Vodafone Group PLC ADR (United Kingdom)			914,100	30,366,402

				51,492,305

Total common stocks (cost $3,684,688,168)				$4,090,288,656

PURCHASED OPTIONS OUTSTANDING (1.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Anixter International, Inc. (Call)	Nov-14/$110.00		$915,977	$15,283

DISH Network Corp. (Call)	Jan-15/75.00		265,460	324,339

Fortune Brands Home & Security, Inc. (Call)	Nov-14/30.00		279,167	3,699,462

Huntsman Corp. (Call)	Nov-14/19.00		960,247	5,189,981

Jazz Pharmaceuticals PLC (Call)	Dec-14/170.00		634,526	5,953,079

Jazz Pharmaceuticals PLC (Call)	Dec-14/180.00		562,817	3,405,139

Jazz Pharmaceuticals PLC (Call)	Dec-14/190.00		634,526	1,880,267

Lions Gate Entertainment Corp. (Call)	Dec-14/37.00		1,086,770	588,703

Pandora Media, Inc. (Call)	Nov-14/18.00		480,501	807,449

PulteGroup, Inc. (Call)	Dec-14/22.00		1,648,700	194,134

Qihoo 360 Technology Co., Ltd. (Call)	Dec-14/120.00		1,194,511	28,723

Qihoo 360 Technology Co., Ltd. (Call)	Nov-14/55.00		311,156	5,687,773

SPDR S&P 500 ETF Trust (Call)	Dec-14/206.00		2,899,500	4,670,950

Vodafone Group PLC (Call)	Jan-15/40.00		1,377,329	133,284

Whirlpool Corp. (Call)	Jan-15/175.00		225,596	1,211,331

Whirlpool Corp. (Call)	Dec-14/165.00		666,945	6,579,273

Whirlpool Corp. (Call)	Dec-14/175.00		274,435	1,119,722

Zynga, Inc. (Call)	Dec-14/4.00		3,434,989	145,472

Total purchased options outstanding (cost $33,914,875)				$41,634,364

WARRANTS (0.8%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Global Mediacom Tbk PT 144A (Indonesia)	10/4/16	$0.00	22,345,500	$3,611,368

JPMorgan Chase & Co.(W)	10/28/18	42.42	354,054	7,010,269

Wells Fargo & Co.(W)	10/28/18	34.01	1,018,855	21,864,628

Total warrants (cost $17,922,048)				$32,486,265

INVESTMENT COMPANIES (0.2%)(a)
			Shares	Value

iShares Dow Jones U.S. Home Construction Index Fund(S)			352,600	$8,487,082

Total investment companies (cost $8,035,828)				$8,487,082

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes
3/8s, April 15, 2015(i)			$4,350,000	$4,356,308
1 3/8s, July 31, 2018(i)			625,000	629,306
3 5/8s, February 15, 2021(i)			211,000	233,792
1/4s, February 29, 2016(i)			161,000	161,087
3 1/2s, May 15, 2020(i)			102,000	113,070

Total U.S. treasury obligations (cost $5,493,563)				$5,493,563

SHORT-TERM INVESTMENTS (7.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)		Shares	212,141,877	$212,141,877

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	94,982,447	94,982,447

SSgA Prime Money Market Fund Class N 0.00%(P)		Shares	13,832,703	13,832,703

U.S. Treasury Bills with an effective yield of 0.01%, January 8, 2015(SEGSF)			$1,320,000	1,319,976

U.S. Treasury Bills with effective yields ranging from 0.00% to 0.01%, December 18, 2014(SEGSF)			4,140,000	4,139,975

U.S. Treasury Bills with effective yields ranging from 0.00% to 0.01%, December 4, 2014(SEGSF)			2,980,000	2,979,984

U.S. Treasury Bills with effective yields ranging from 0.00% to 0.05%, November 13, 2014			2,200,000	2,199,991

U.S. Treasury Bills with an effective yield of zero% June 25, 2015(i)			10,000	9,995

Total short-term investments (cost $331,606,943)				$331,606,948

TOTAL INVESTMENTS

Total investments (cost $4,081,661,425)(b)				$4,509,996,878

FORWARD CURRENCY CONTRACTS at 10/31/14 (aggregate face value $378,268,320) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	12/17/14	$47,028,664	$48,180,792	$1,152,128
	Euro	Sell	12/17/14	134,216,550	140,627,624	6,411,074
	Japanese Yen	Sell	11/19/14	99,148,728	108,452,738	9,304,010
UBS AG
	British Pound	Sell	12/17/14	78,523,004	81,007,166	2,484,162

Total						$19,351,374

WRITTEN OPTIONS OUTSTANDING at 10/31/14 (premiums $12,519,025) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Anixter International, Inc. (Call)	Nov-14/$115.00	$915,977	$10,030
DISH Network Corp. (Call)	Jan-15/85.00	265,460	75,523
Jazz Pharmaceuticals PLC (Call)	Dec-14/180.00	1,269,052	7,677,981
Jazz Pharmaceuticals PLC (Call)	Dec-14/200.00	562,817	947,797
Lions Gate Entertainment Corp. (Call)	Dec-14/39.00	1,086,770	390,911
PulteGroup, Inc. (Call)	Dec-14/24.00	1,648,700	70,762
Qihoo 360 Technology Co., Ltd. (Call)	Dec-14/130.00	1,194,511	10,333
SPDR S&P 500 ETF Trust (Call)	Dec-14/208.00	2,899,500	2,899,384
Vodafone Group PLC (Call)	Jan-15/45.00	1,377,329	54,173
Whirlpool Corp. (Call)	Jan-15/185.00	225,596	478,247
Whirlpool Corp. (Call)	Dec-14/175.00	666,945	2,721,202
Whirlpool Corp. (Call)	Dec-14/185.00	274,435	345,494
Zynga, Inc. (Call)	Dec-14/5.00	3,434,989	54,194

Total			$15,736,031

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	539,839	$—	7/28/15	(3 month USD-LIBOR-BBA plus 0.32%)	A basket (DBPTMATR) of common stocks	$1,022,912

Total		$—	$1,022,912

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,277,833,815.
(b)	The aggregate identified cost on a tax basis is $4,091,787,982, resulting in gross unrealized appreciation and depreciation of $632,827,215 and $214,618,319, respectively, or net unrealized appreciation of $418,208,896.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $19,385,213, or 0.5% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$218,450,175	$415,560,782	$539,028,510	$18,492	$94,982,447
	ITT Educational Services, Inc.	26,697,942	1,981,152	838,092	—	20,179,145
	Totals	$245,148,117	$417,541,934	$539,866,602	$18,492	$115,161,592
* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(FWC)	Forward commitment, in part or in entirety.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $212,141,877, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $194,525,174. Certain of these securities were sold prior to the close of the reporting period.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $15,088,964 to cover certain derivatives contracts and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $17,208,095 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$893,152,904	$—	$19,385,213
Consumer staples	81,831,906	—	—
Energy	269,764,272	—	—
Financials	353,143,871	—	—
Health care	694,674,562	—	—
Industrials	369,311,790	—	—
Information technology	1,220,639,452	—	—
Materials	123,925,140	—	—
Telecommunication services	60,321,822	—	—
Utilities	4,137,724	—	—
Total common stocks	4,070,903,443	—	19,385,213
Investment companies	8,487,082	—	—
Purchased options outstanding	—	41,634,364	—
U.S. treasury obligations	—	5,493,563	—
Warrants	28,874,897	3,611,368	—
Short-term investments	108,815,150	222,791,798	—

Totals by level	$4,217,080,572	$273,531,093	$19,385,213

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$19,351,374	$—
Written options outstanding	—	(15,736,031)	—
Total return swap contracts	—	1,022,912	—

Totals by level	$—	$4,638,255	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$19,351,374	$—
Equity contracts	75,143,541	15,736,031

Total	$94,494,915	$15,736,031

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$32,700,000
Written equity option contracts (contract amount)		$29,400,000
Forward currency contracts (contract amount)		$374,700,000
OTC total return swap contracts (notional)		$41,500,000
Warrants (number of warrants)		23,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	Morgan Stanley & Co. International PLC	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$–	$–	$–	$–	$1,022,912	$–	$–	$–	1,022,912
	Forward currency contracts#	–	–	–	16,867,212	–	–	–	2,484,162	19,351,374
	Purchased options#	485,094	8,027,480	9,714,842	8,598,053	8,399,135	588,703	5,687,773	133,284	41,634,364

	Total Assets	$485,094	$8,027,480	$9,714,842	$25,465,265	$9,422,047	$588,703	$5,687,773	$2,617,446	$62,008,650

	Liabilities:
	OTC Total return swap contracts*#	–	–	–	–	–	–	–	–	–
	Forward currency contracts#	–	–	–	–	–	–	–	–	–
	Written options#	139,747	7,748,743	1,293,291	3,199,449	2,909,717	390,911	–	54,173	15,736,031

	Total Liabilities	$139,747	$7,748,743	$1,293,291	$3,199,449	$2,909,717	$390,911	$–	$54,173	$15,736,031

	Total Financial and Derivative Net Assets	$345,347	$278,737	$8,421,551	$22,265,816	$6,512,330	$197,792	$5,687,773	$2,563,273	$46,272,619
	Total collateral received (pledged)##†	$313,703	$278,737	$7,219,000	$14,986,633	$(7,140,000)	$197,792	$5,687,773	$1,959,005
	Net amount	$31,644	$–	$1,202,551	$7,279,183	$13,652,330	$–	$–	$604,268

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014